Preferred Stock (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) vote $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Detail of Preferred Stock [Abstract]
Preferred Stock Shares authorized and designated | shares	9,586,770	12,036,414
ESOP Liquidation preference per share (in dollars per share) | $ / shares	$ 0	$ 0
ESOP Shares authorized and designated | shares	1,406,460	1,556,104
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	9,377,216	11,677,235
Voting Rights	If issued, preference shares would be limited to one vote per share
Carrying value	$ 23,214	$ 25,358
Discount	$ 1,244	$ 1,399
ESOP Shares issued and outstanding | shares	1,406,460	1,556,104
ESOP Liquidation preference value	$ 1,407	$ 1,556
ESOP Carrying value	1,407	1,556
ESOP Discount	0	0
Preferred stock, par or stated value	$ 24,458	$ 26,757
Preferred Stock, No Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares	20,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred stock, par or stated value	$ 0
Preferred Stock, Voting Rights [Member]
Class of Stock [Line Items]
Preferred shares authorized | shares	4,000,000
Number of votes per share | vote	1
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	0
Preferred stock, par or stated value	$ 0
Dividend Equalization Preferred Shares (DEP) [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 10	$ 10
Preferred Stock Shares authorized and designated | shares	97,000	97,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	96,546	96,546
Preferred Stock, Liquidation Preference, Value	$ 0	$ 0
Carrying value	0	0
Discount	$ 0	$ 0
Series I - Floating Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Payment Rate, Variable	the greater of three-month LIBOR plus 0.93% and 5.56975%	the greater of three-month LIBOR plus 0.93% and 5.56975%
Detail of Preferred Stock [Abstract]
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 100,000	$ 100,000
Preferred Stock Shares authorized and designated | shares	25,010	25,010
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	25,010	25,010
Preferred Stock, Liquidation Preference, Value	$ 2,501	$ 2,501
Carrying value	2,501	2,501
Discount	$ 0	$ 0
Series J - 8.00% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	0.00%	8.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 0	$ 1,000
Preferred Stock Shares authorized and designated | shares	0	2,300,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	0	2,150,375
Preferred Stock, Liquidation Preference, Value	$ 0	$ 2,150
Carrying value	0	1,995
Discount	$ 0	$ 155
Series K - Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Dividend Payment Rate, Variable	three-month LIBOR plus 3.77%
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)		7.98%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares	3,500,000	3,500,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	3,352,000	3,352,000
Preferred Stock, Liquidation Preference, Value	$ 3,352	$ 3,352
Carrying value	2,876	2,876
Discount	$ 476	$ 476
Series L - 7.50% Non-Cumulative Perpetual Convertible Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	7.50%	7.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 1,000	$ 1,000
Preferred Stock Shares authorized and designated | shares	4,025,000	4,025,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	3,968,000	3,968,000
Preferred Stock, Liquidation Preference, Value	$ 3,968	$ 3,968
Carrying value	3,200	3,200
Discount	$ 768	$ 768
Series N - 5.20% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.20%	5.20%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	30,000	30,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	30,000	30,000
Preferred Stock, Liquidation Preference, Value	$ 750	$ 750
Carrying value	750	750
Discount	$ 0	$ 0
Series O - 5.125% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.125%	5.125%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	26,000	26,000
Preferred Stock, Liquidation Preference, Value	$ 650	$ 650
Carrying value	650	650
Discount	$ 0	$ 0
Series P - 5.25% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.25%	5.25%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	26,400	26,400
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	25,000	25,000
Preferred Stock, Liquidation Preference, Value	$ 625	$ 625
Carrying value	625	625
Discount	$ 0	$ 0
Series Q - 5.85% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.85%	5.85%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	69,000	69,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	69,000	69,000
Preferred Stock, Liquidation Preference, Value	$ 1,725	$ 1,725
Carrying value	1,725	1,725
Discount	$ 0	$ 0
Series R - 6.625% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	6.625%	6.625%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	34,500	34,500
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	33,600	33,600
Preferred Stock, Liquidation Preference, Value	$ 840	$ 840
Carrying value	840	840
Discount	$ 0	$ 0
Series S - 5.900% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.90%	5.90%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	80,000	80,000
Preferred Stock, Liquidation Preference, Value	$ 2,000	$ 2,000
Carrying value	2,000	2,000
Discount	$ 0	$ 0
Series T - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	32,200	32,200
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	32,000	32,000
Preferred Stock, Liquidation Preference, Value	$ 800	$ 800
Carrying value	800	800
Discount	$ 0	$ 0
Series U - 5.875% Fixed-to-Floating Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.875%	5.875%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	80,000	80,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	80,000	80,000
Preferred Stock, Liquidation Preference, Value	$ 2,000	$ 2,000
Carrying value	2,000	2,000
Discount	$ 0	$ 0
Series V - 6.000% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	6.00%	6.00%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	40,000	40,000
Preferred Stock, Liquidation Preference, Value	$ 1,000	$ 1,000
Carrying value	1,000	1,000
Discount	$ 0	$ 0
Series W - 5.700% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.70%	5.70%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	40,000	40,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	40,000	40,000
Preferred Stock, Liquidation Preference, Value	$ 1,000	$ 1,000
Carrying value	1,000	1,000
Discount	$ 0	$ 0
Series X - 5.500% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.50%	5.50%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	46,000	46,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	46,000	46,000
Preferred Stock, Liquidation Preference, Value	$ 1,150	$ 1,150
Carrying value	1,150	1,150
Discount	$ 0	$ 0
Series Y - 5.625% Non-Cumulative Perpetual Class A Preferred Stock [Member]
Detail of Preferred Stock [Abstract]
Preferred Stock, dividend rate (percent)	5.625%	5.625%
Preferred Stock, Liquidation preference per share (in dollars per share) | $ / shares	$ 25,000	$ 25,000
Preferred Stock Shares authorized and designated | shares	27,600	27,600
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Shares issued and outstanding | shares	27,600	27,600
Preferred Stock, Liquidation Preference, Value	$ 690	$ 690
Carrying value	690	690
Discount	$ 0	$ 0